PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Movements of Projected Benefit Obligation (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 9,717	Rp 10,816
Return on plan assets (excluding amount included in net interest expense)	(82)	(720)
Pension benefit obligations at end of year	Rp 8,509	Rp 9,717